Share capital - Disclosure of objectives, policies and processes for managing capital (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Long-term debt	$ 191,879	$ 147,950	$ 410,435
Total equity	1,650,498	1,737,211	$ 1,780,061
Undrawn revolving credit facility	357,901	400,000
Total capital	$ 2,200,278	$ 2,285,161